CONVERTIBLE NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes Payable Disclosure [Abstract]
Notes Payable Disclosure [Text Block]
NOTE 6 – CONVERTIBLE NOTES PAYABLE

We have executed convertible notes with our chief executive officer pursuant to which we have borrowed an aggregate of $ 0.2 million, with  $ 0.1 million principal balance outstanding at September 30, 2013. The notes bear an interest rate of 4.2% and matured at various dates through December 6, 2011. Accrued interest at September 30, 2013 and December 31, 2012 was approximately $ 25,000 and  $ 21,000, respectively. As of September 30, 2013, our chief executive officer has not demanded payment of the outstanding principal and accrued interest. Accordingly, we consider these amounts payable on demand.   The notes and accrued interest are convertible, at the option of the holder, into shares of our common stock at a conversion price of $ 0.50 per share.

NOTE 7 - CONVERTIBLE NOTES PAYABLE

We have executed convertible notes with our chief executive officer pursuant to which we have borrowed an aggregate of $0.2 million ($0.1 million principal balance outstanding at December 31, 2012). The notes bear an interest rate of 4.2% and matured at various dates through December 6, 2011. Accrued interest at December 31, 2012 and 2011 was approximately $21,000 and $17,000, respectively. The notes and accrued interest are convertible, at the option of the holder, into shares of our common stock at a conversion price of $0.50 per share.